ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions				3 Months Ended				6 Months Ended
		Jun. 07, 2021	May 12, 2021	Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2022		Jun. 30, 2021
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				$ 26,975		$ 21,952		$ 26,391		$ 21,673
Other comprehensive income (loss)				(850)		315		(94)		231
Other items	[1],[2],[3]					90				90
Balance as				$ 26,039		21,451		$ 26,039		21,451
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes						178
Increase (decrease) in accumulated deferred tax recognised in other comprehensive income due to change in tax rate										90
North American container terminal operation
Disclosure of analysis of other comprehensive income by item [line items]
Disposal of ownership interest, percentage				49.00%				49.00%
Reclassification adjustments on exchange differences on translation, net of tax								$ 142
Canadian district energy operations
Disclosure of analysis of other comprehensive income by item [line items]
Disposal of ownership interest, percentage		25.00%
Reclassification adjustments on exchange differences on translation, net of tax		$ 124
Non-controlling Interest - Exchange LP Units, equity
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				$ 81	[2]	11		85		12
Other comprehensive income (loss)	[2]			(3)
Other items	[4]							(4)
Balance as				75	[2]	11		75	[2]	11
Non-controlling Interest - Exchange LP Units, equity | Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								4		5
Other comprehensive income (loss)								0		0
Balance as				4		5		4		5
Non-controlling Interest - Exchange LP Units, equity | Revaluation surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								10		4
Other comprehensive income (loss)								0		0
Balance as				10		4		10		4
Non-controlling Interest - Exchange LP Units, equity | Foreign currency translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								(24)		(1)
Other comprehensive income (loss)								(2)		0
Balance as				(26)		(1)		(26)		(1)
Non-controlling Interest - Exchange LP Units, equity | Net investment hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								1		0
Other comprehensive income (loss)								0		0
Balance as				1		0		1		0
Non-controlling Interest - Exchange LP Units, equity | Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								1		0
Other comprehensive income (loss)								0		0
Balance as				1		0		1		0
Non-controlling Interest - Exchange LP Units, equity | Marketable securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								1		0
Other comprehensive income (loss)								0		0
Balance as				1		0		1		0
Non-controlling Interest - Exchange LP Units, equity | Unrealized actuarial losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								0		0
Other comprehensive income (loss)								0		0
Balance as				0		0		0		0
Non-controlling Interest - Exchange LP Units, equity | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								15		2
Other comprehensive income (loss)								2		0
Balance as				17		2		17		2
Redeemable Partnership Units held by Brookfield
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				2,420		1,643		2,408		1,687
Other comprehensive income (loss)				(93)		56		(1)		41
Other items	[1],[2],[3]					(8)				(8)
Balance as				2,282		1,703		2,282		1,703
Redeemable Partnership Units held by Brookfield | Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								137		209
Other comprehensive income (loss)								(1)		41
Other items								(36)		(69)
Balance as				100		181		100		181
Redeemable Partnership Units held by Brookfield | Revaluation surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								283		438
Other comprehensive income (loss)								6		(20)
Other items								0		(69)
Balance as				289		349		289		349
Redeemable Partnership Units held by Brookfield | Foreign currency translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								(616)		(647)
Other comprehensive income (loss)								(80)		8
Other items								0		0
Balance as				(696)		(639)		(696)		(639)
Redeemable Partnership Units held by Brookfield | Net investment hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								12		17
Other comprehensive income (loss)								15		(9)
Other items								0		0
Balance as				27		8		27		8
Redeemable Partnership Units held by Brookfield | Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								24		(9)
Other comprehensive income (loss)								20		16
Other items								0		0
Balance as				44		7		44		7
Redeemable Partnership Units held by Brookfield | Marketable securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								53		13
Other comprehensive income (loss)								0		43
Other items								0		0
Balance as				53		56		53		56
Redeemable Partnership Units held by Brookfield | Unrealized actuarial losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								(6)		(12)
Other comprehensive income (loss)								0		2
Other items								0		0
Balance as				(6)		(10)		(6)		(10)
Redeemable Partnership Units held by Brookfield | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								387		409
Other comprehensive income (loss)								38		1
Other items								(36)		0
Balance as				389		410		389		410
Limited partners’ capital
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				5,741		4,129		5,702		4,233
Other comprehensive income (loss)				(223)		134		(6)		99
Other items				1	[4]	(21)	[1],[2],[3]	3	[4]	(21)	[1],[2],[3]
Balance as				5,419		4,275		5,419		4,275
Limited partners’ capital | Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as	[1]			540		417		323		452
Other comprehensive income (loss)	[1]			(223)		134		(6)		99
Other items	[1]			(86)	[4]	(170)	[2],[3]	(86)	[4]	(170)	[2],[3]
Balance as	[1]			231		381		231		381
Limited partners’ capital | Revaluation surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								673		1,015
Other comprehensive income (loss)								13		(49)
Other items								0		(170)
Balance as				686		796		686		796
Limited partners’ capital | Foreign currency translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								(1,463)		(1,562)
Other comprehensive income (loss)								(195)		15
Other items								0		0
Balance as				(1,658)		(1,547)		(1,658)		(1,547)
Limited partners’ capital | Net investment hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								27		37
Other comprehensive income (loss)								37		(20)
Other items								0		0
Balance as				64		17		64		17
Limited partners’ capital | Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								56		(14)
Other comprehensive income (loss)								49		39
Other items								0		0
Balance as				105		25		105		25
Limited partners’ capital | Marketable securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								125		39
Other comprehensive income (loss)								0		106
Other items								0		0
Balance as				125		145		125		145
Limited partners’ capital | Unrealized actuarial losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								(10)		(36)
Other comprehensive income (loss)								4		5
Other items								0		0
Balance as				(6)		(31)		(6)		(31)
Limited partners’ capital | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								915		973
Other comprehensive income (loss)								86		3
Other items								(86)		0
Balance as				915		976		915		976
Non-controlling interest – BIPC exchangeable shares
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				1,381		622		1,369		638
Other comprehensive income (loss)				(52)		20				15
Other items				(1)	[4]	(3)	[1],[2],[3]	1	[4]	(3)	[1],[2],[3]
Balance as				1,303		643		1,303		643
Non-controlling interest – BIPC exchangeable shares | Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								77		62
Other comprehensive income (loss)								0		15
Other items								(20)		(27)
Balance as				57		50		57		50
Non-controlling interest – BIPC exchangeable shares | Revaluation surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								161		27
Other comprehensive income (loss)								4		(7)
Other items								0		(27)
Balance as				165		(7)		165		(7)
Non-controlling interest – BIPC exchangeable shares | Foreign currency translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								(351)		28
Other comprehensive income (loss)								(46)		2
Other items								0		0
Balance as				(397)		30		(397)		30
Non-controlling interest – BIPC exchangeable shares | Net investment hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								7		(6)
Other comprehensive income (loss)								9		(3)
Other items								0		0
Balance as				16		(9)		16		(9)
Non-controlling interest – BIPC exchangeable shares | Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								13		22
Other comprehensive income (loss)								12		6
Other items								0		0
Balance as				25		28		25		28
Non-controlling interest – BIPC exchangeable shares | Marketable securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								30		5
Other comprehensive income (loss)								0		16
Other items								0		0
Balance as				30		21		30		21
Non-controlling interest – BIPC exchangeable shares | Unrealized actuarial losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								(2)		(3)
Other comprehensive income (loss)								0		0
Other items								0		0
Balance as				(2)		(3)		(2)		(3)
Non-controlling interest – BIPC exchangeable shares | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								219		(11)
Other comprehensive income (loss)								21		1
Other items								(20)		0
Balance as				220		(10)		220		(10)
General partner
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				31		19		31		19
Other comprehensive income (loss)				(1)
Balance as				29		20		29		20
General partner | Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								2		3
Other comprehensive income (loss)								0		0
Balance as				2		3		2		3
General partner | Revaluation surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								4		7
Other comprehensive income (loss)								0		0
Balance as				4		7		4		7
General partner | Foreign currency translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								(8)		(12)
Other comprehensive income (loss)								(1)		0
Balance as				(9)		(12)		(9)		(12)
General partner | Net investment hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								0		2
Other comprehensive income (loss)								0		0
Balance as				0		2		0		2
General partner | Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								0		1
Other comprehensive income (loss)								0		0
Balance as				0		1		0		1
General partner | Marketable securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								1		0
Other comprehensive income (loss)								0		0
Balance as				1		0		1		0
General partner | Unrealized actuarial losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								0		0
Other comprehensive income (loss)								0		0
Balance as				0		0		0		0
General partner | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as								5		5
Other comprehensive income (loss)								1		0
Balance as				$ 6		$ 5		$ 6		$ 5
U.K. regulated distribution business
Disclosure of analysis of other comprehensive income by item [line items]
Reclassification adjustments on exchange differences on translation, net of tax			$ 142

[1]	Refer to Note 18 Accumulated Other Comprehensive Income (Loss).
[2]	Refer to Note 5 Disposition of Businesses.
[3]	Refer to Note 6 Acquisition of Businesses.
[4]	Refer to Note 16 Partnership Capital.